segment information	12 Months Ended
Dec. 31, 2020
segment information
segment information

5     segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. Effective January 1, 2020, we embarked upon modifying our internal and external reporting processes, systems and internal controls to accommodate the technology convergence-driven cessation of the historical distinction between our wireless and wireline operations at the level of regularly reported discrete performance measures that are provided to our chief operating decision-maker. Prior to the World Health Organization characterizing COVID-19 as a pandemic, we had anticipated transitioning to a new segment reporting structure during 2020, and did not, and do not, anticipate a substantive change to our products and services revenue reporting from such transition; such transition is now anticipated in the first quarter of 2021.

The wireless segment includes network revenues and equipment sales arising from mobile technologies. The wireline segment includes data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; customer care and business services; certain healthcare solutions; and home and business security and agriculture), voice and other telecommunications services revenues (excluding wireless arising from mobile technologies), and equipment sales. Segmentation has been based on similarities in technology (mobile versus fixed), the technical expertise required to deliver the services and products, customer characteristics, the distribution channels used and regulatory treatment. Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	Wireless		Wireline		Eliminations		Consolidated
Years ended December 31 (millions)	2020	2019	2020	2019	2020	2019	2020	2019
Operating revenues
External revenues
Service	$6,096	$6,165	$7,181	$6,235	$—	$—	$13,277	$12,400
Equipment	1,809	1,964	255	225	—	—	2,064	2,189
Operating revenues (arising from contracts with customers)	7,905	8,129	7,436	6,460	—	—	15,341	14,589
Other income	9	20	113	49	—	—	122	69
	7,914	8,149	7,549	6,509	—	—	15,463	14,658
Intersegment revenues	60	53	262	251	(322)	(304)	—	—
	$7,974	$8,202	$7,811	$6,760	$(322)	$(304)	$15,463	$14,658
EBITDA [1]	$3,642	$3,693	$1,852	$1,861	$—	$—	$5,494	$5,554
CAPEX, excluding spectrum licences [2]	$810	$889	$1,965	$2,017	$—	$—	$2,775	$2,906

Operating revenues – external and other income (above)	$15,463	$14,658
Goods and services purchased	6,268	6,070
Employee benefits expense	3,701	3,034
EBITDA (above)	5,494	5,554
Depreciation	2,107	1,929
Amortization	905	648
Operating income	2,482	2,977
Financing costs	771	733
Income before income taxes	$1,711	$2,244
1

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location where the goods and/or services are provided; for the year ended December 31, 2020, we attributed approximately $1.9 billion (2019 – $1.1 billion) of our revenues to countries other than Canada (our country of domicile). We do not have significant amounts of property, plant and equipment located outside of Canada. As at December 31, 2020, on a historical cost basis, we had approximately $2.2 billion (2019 – $0.2 billion) and approximately $2.2 billion (2019 – $0.6 billion) of intangible assets and goodwill, respectively, located outside of Canada.